GENERAL	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.

Innoviz Technologies Ltd. and its subsidiaries (the “Company” or “Innoviz”) is a leading provider of high-performance, solid-state LiDAR and perception solutions that bring enhanced vision and superior performance to enable safe autonomous driving at a mass scale. The Company provides a complete and comprehensive solution for OEMs and Tier-1 partners that are developing and marketing autonomous driving vehicles to the passenger car and other relevant markets, such as robotaxis, shuttles and trucking. Innoviz’ unique LiDAR and perception solutions, which feature technological breakthroughs across core components, have propelled Innoviz to the first Level 3 LiDAR Automotive series production contract in its industry. In addition, Innoviz’ solutions can enable safe autonomy for other industries, including drones, robotics and mapping.

b.	The Company was incorporated on January 18, 2016, under the laws of the state of Israel.

c.

On February 17, 2021, Innoviz effected a 1-for-1.138974 reverse share split to cause the value of the outstanding legacy ordinary shares immediately prior to the closing of the Transactions (as defined below) to equal $10 per share. As a result, all ordinary shares, convertible preferred shares, options for ordinary shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these financial statements.

d.

On December 10, 2020, the Company entered into definitive agreements in connection with a merger (the “Transactions”) with Collective Growth Corporation (“Collective Growth”), a special purpose acquisition company, that resulted in Collective Growth becoming a wholly owned subsidiary of the Company upon the consummation of the Transactions on April 5, 2021 (the “Closing Date”).

The Transactions were accounted for as a recapitalization in accordance with accounting principles generally accepted in the United States (“GAAP”).

Upon closing of the Transactions, 20,418,209 Series A Convertible Preferred Shares, 15,906,053 Series B Convertible Preferred Shares, 3,032,940 Series B-1 Convertible Preferred Shares, 28,216,005 Series C Convertible Preferred Shares and 3,045,792 Series C-1 Convertible Preferred Shares were automatically converted into 70,618,999 Ordinary Shares of no-par value.

In connection with the Transactions (i) 1,875,000 shares of Class B common shares of Collective Growth, after taking into account the forfeiture of shares by the holders of Class B common shares of Collective Growth, were each exchanged for one ordinary share of no-par value of the Company (“Company Ordinary Share”), (ii) each outstanding share of Class A common shares of Collective Growth was exchanged for one Company Ordinary Share, and (iii) each outstanding warrant of Collective Growth was assumed by the Company and became one warrant of the Company (each, a “Company Warrant”) exercisable for Company Ordinary Shares (see Note 2a).

In connection with the Transactions, the Company incurred direct and incremental costs of $102,945 related to the Transactions, consisting primarily of investment banking, legal, accounting and other professional fees, out of which $101,115 were recorded to additional paid-in capital as a reduction of proceeds and $1,830 have been accounted for as General and Administrative expenses as part of the consolidated statement of operations.

In addition, on the Closing Date, in connection with the consummation of the Transactions (i) the Company issued Perception Capital Partners LLC (“Perception”) an aggregate of 3,027,747 Company Warrants, (ii) the Company issued Antara Capital Master Fund LP (“Antara”) an aggregate of 3,002,674 Company Ordinary Shares and 3,784,753 Company Warrants and (iii) the Company issued Company’s Management 2,500,000 Ordinary Shares and 3,500,000 warrants (see also Note 12).

In addition, in the event that the earnout Target is reached during the Earnout Period (both “Target” and “Earnout Period” as defined in the Business Combination Agreement), then: (A) Perception shall also be entitled to receive up to 2,089,882 of additional Company Ordinary Shares, (B) Antara shall also be entitled to receive up to 312,296 of additional Company Ordinary Shares and (C) certain members of the Company’s management shall be entitled to receive up to 1,250,000 of additional Company Ordinary Shares. As of December 31, 2022, the Target was not reached and therefore no additional Company Ordinary Shares have been issued (see also Note 12).

Additionally, on the Closing Date, the Company completed the sale of Ordinary Shares to certain accredited investors (“Investors”), at a price per share of $10, for gross proceeds to the Company of $229,500, pursuant to a series of subscription agreements (“Subscription Agreements” or “PIPE”) entered into by the Company and the Investors concurrently with the execution of the Business Combination Agreement.

Upon closing of the Transactions, the Company has adopted, amended and restated articles of association to align such organizational documents with consistent with those of a publicly held company and has become a publicly traded company.

The Company’s ordinary shares and public warrants were listed on the Nasdaq Stock Market LLC under the trading symbols “INVZ” and “INVZW”, respectively, on April 5, 2021.